Other Income (Loss)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Other Income (Loss)	OTHER INCOME (LOSS)

($ millions)	2018	2017
Long-term investments	(15.5)	(3.4)
Gain (loss) on capital dispositions	(129.1)	31.1
Dividend income	1.1	—
Other gain	—	0.1
Other income (loss)	(143.5)	27.8